Summary of Significant Accounting Policies (Details) - USD ($)		1 Months Ended	3 Months Ended
	Feb. 09, 2021	Dec. 31, 2020	Mar. 31, 2021
Unrecognized tax benefits		$ 0	$ 0
Unrecognized tax benefits accrued for interest and penalties		$ 0	0
Proceeds received from initial public offering, gross	$ 34,500,000		345,000,000
Deferred underwriting fees			12,075,000
Proceeds from issuance of private placement			$ 10,475,000
Purchase price, per unit		$ 10.00	$ 10.00
Offering costs			$ 19,846,579
Initial Public Offering
Proceeds received from initial public offering, gross	345,000,000.0
Deferred underwriting fees	$ 12,100,000
Purchase price, per unit	$ 10.00	$ 10.00
Over-allotment option
Units Issued During Period, Shares, New Issues	4,500,000
Purchase price, per unit	$ 10.00
Private Placement Warrants
Units Issued During Period, Shares, New Issues		957,500
Proceeds from issuance of private placement		$ 9,600,000
Purchase price, per unit		$ 10.00
Private Placement Warrants | Over-allotment option
Units Issued During Period, Shares, New Issues		1,047,500
Proceeds from issuance of private placement		$ 10,500,000
Class A Common Stock
Anti-dilutive securities attributable to warrants (in shares)			0
Class B Common Stock
Shares subject to forfeiture	1,125,000	1,125,000